NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth the calculation of basic and diluted net income (loss) per share attributable to ordinary shareholders for the years ended December 31, 2022, 2021 and 2020 (in thousands, except share and per share data):

	December 31, 2022
	Class A	Class B
Numerator:
Allocation of undistributed earnings:
Net income (loss) attributable to Pagaya Technologies Ltd. shareholders	$(238,299)	$(64,022)
Less: Undistributed earnings allocated to participating securities	(9,620)	(2,585)
Net income (loss) attributable to attributable to Pagaya Technologies Ltd. ordinary shareholders, basic and diluted	$(247,919)	$(66,607)
Denominator:
Weighted average shares used net income (loss) per ordinary share, basic and diluted	361,832,962	97,211,885
Net income (loss) per share attributable to ordinary shareholders, basic and diluted	$(0.69)	$(0.69)

	December 31,
	2021	2020
Basic net income (loss) per share
Numerator:
Net income (loss) attributable to Pagaya Technologies Ltd. shareholders	$(91,151)	$14,470
Less: Undistributed earnings allocated to participating securities	(19,558)	(9,558)
Less: Deemed dividend distribution	(23,612)	—
Net income (loss) attributable to attributable to Pagaya Technologies Ltd. ordinary shareholders, basic	$(134,321)	$4,912
Denominator:
Weighted average shares used net income (loss) per ordinary share, basic	195,312,586	191,146,436
Net income (loss) per share attributable to ordinary shareholders, basic	$(0.69)	$0.03

Dilutive net income (loss) per share
Numerator:
Net income (loss) attributable to Pagaya Technologies Ltd. ordinary shareholders	$(134,321)	$4,912
Adjustment for undistributed earnings allocated to participating securities	—	239
Adjustment for mark-to-market gain	—	(543)
Net income (loss) attributable to Pagaya Technologies Ltd. ordinary shareholders, diluted	$(134,321)	$4,608

Denominator:
Weighted average shares used net income (loss) per ordinary share, basic	195,312,586	191,146,436
Dilutive effect of firm commitment with founders	—	303,455
Dilutive effect of share options	—	14,304,044
Dilutive effect of the Option	—	1,161,313
Weighted average shares used net income (loss) per ordinary share, diluted	195,312,586	206,915,248

Net income (loss) per share attributable to attributable to Pagaya Technologies Ltd. ordinary shareholders, diluted	$(0.69)	$0.02

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following potentially dilutive outstanding securities as of December 31, 2022, 2021 and 2020 were excluded from the computation of diluted net income (loss) per share because their effect would have been anti-dilutive for the periods:

	December 31,
	2022	2021	2020
Share options	76,557,428	87,262,873	—
Options to restricted shares	242,615,284	245,167,369	—
RSUs	5,753,975	—	—
Preferred share warrants	—	4,316,570	8,049,587
Ordinary share warrants	23,468,710	26,941,516	—
Convertible preferred shares	—	406,399,029	321,805,961
Net potential dilutive outstanding securities	348,395,397	770,087,357	329,855,547